LEASES AND SIMILAR ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of recognised finance lease as assets by lessee [abstract]
Disclosure of recognised finance lease as assets by lessee [text block]
	Thousands of U.S. dollars
	Net carrying amount of asset
	2016	2017
Finance leases
Plant and machinery	2,386	1,847
Furniture, tools and other tangible assets	1,422	6,619
Software	-	6,796
Total	3,808	15,262

	Thousands of U.S. dollars
	2016	2017
Up to 1 year (Note 17)	2,205	4,260
Between 1 and 5 years (Note 17)	1,431	6,238
Total	3,636	10,498